Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 19:-	COMMITMENTS AND CONTINGENCIES

a.	Liens:

A lien has been incurred by Formula over certain portion of its investments in outstanding shares of Matrix, Magic and Sapiens, in pursuant to financial institution credit agreement entered on January 2014 and with respect to Formula’s Series A Secured Debentures issued by Formula in September 2015 on the TASE (See Notes 14, 15).

Composition of pledged shares of Matrix, Magic and Sapiens own by Formula as of December 31, 2017 is as follows:

	December 31, 2017
	Financial institution credit agreement	Formula’s Series A Secured Debentures(1)
Matrix ordinary shares, par value NIS 1.0 per share	5,263,615	2,435,911
Magic ordinary shares, par value NIS 0.1 per share	2,117,143	2,338,483
Sapiens common shares, par value €0.01 per share	1,410,533	1,260,266

(1)	In January 2018, following the private placement of additional NIS 150 million par value Series A Secured Debentures, Formula pledged additional 1,692,954 shares of Matrix and 3,487,198 shares of Magic (See Note 15).

b.	Guarantees:

1.	The Group has provided certain bank guarantees in an aggregate of approximately $29,700 as security for its subsidiary and affiliate companies’ performance of various contracts with customers and suppliers. If the companies were to breach certain terms of such contracts, the customers could demand that the banks providing the guarantees distribute the amounts claimed to be due.

2.	The Group has provided bank guarantees in an aggregate of approximately $4,500 as security for its subsidiary and affiliate companies’ rent to be paid for offices. If such companies were to breach certain terms of their leases, the lessors could demand that the banks providing the guarantees distribute the amounts claimed to be due.

3.	As of December 31, 2017, the Group had restricted bank deposits of $900 in favor of bank guarantees and/or subsidiary and affiliate companies’ various contracts with customers.

c.	Covenants:

In connection with the Group’s debentures and credit facility agreements with banks and other financial institutions, the Group committed to the following:

i)	Matrix

In the context of Matrix engagements with banks for receiving credit facilities, Matrix has undertaken to maintain the following financial covenants, as they will be expressed in its financial statements, as described:

a)	The total rate of Matrix debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by it and shareholders’ loans that have been and/or will be provided by it (collectively, “the debts”) will not exceed 40% of its total balance sheet.

b)	The ratio of Matrix debts less cash to the annual EBITDA will not exceed 3.5.

c)	Matrix equity shall not be lower than NIS 275 million (approximately $79.3 million) at all times. Matrix’s equity was approximately NIS 653 million (approximately $188.3 million).

d)	Matrix balances of cash and short-term investments in its balance sheet shall not be lower than NIS 50 million (approximately $14.4 million).

e)	In the event that Formula ceases to hold 30% of Matrix share capital or is no longer the largest shareholder in Matrix, the credit may be placed for immediate repayment.

f)	Matrix has committed that the rate of ownership and control of Matrix IT-Systems shall never be below 50.1%.

g)	Matrix will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts as they are today and as they will be without the banks’ consent (except for a first rate fixed pledge on an asset which acquisition will be financed by a third party and which the pledge will be in his favor).

h)	Matrix will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the banks’ advance written consent, unless it is done in the ordinary course of business.

i)	Formula

1.	Liability to Financial Institution

In the context of Formula’s credit facility from a financial institution, Formula has undertaken to maintain the following financial covenants, as they will be expressed in its financial statements, as described:

a)	Formula shareholders’ equity (not including minority interests) shall not be less than $160 million at all times.

b)	The ratio of Formula shareholders’ equity (not including minority interests) to total consolidated assets will not be less than 20%.

c)	The ratio of Company’s financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.5 (all based on the Company’s consolidated financial statements).

d)	The ratio of Company’s financial debts less cash, short-term deposits and short-term marketable securities to the total assets will not exceed 30% (all based on the Company’s consolidated financial statements).

e)	Formula’s financial liabilities in its standalone balance sheet shall not be higher than NIS 450 million (approximately $130 million).

f)	Formula will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts without the financial institution’s consent.

g)	Formula will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the financial institution’s advance written consent, unless it is done in the ordinary course of business.

h)	Formula committed not to distribute dividends except for if the ratio of the Company’s unpaid principal amount of the loan to the fair market value of its collaterals will not exceed 50%, and if the distribution will not cause its cash, short-term deposits and short-term marketable securities to be less than NIS 45 million (approximately $13 million), or if the dividend will not exceed 75% of accumulated profits accrued from the date of which the loan was granted until the distribution.

2.	Formula’s Debentures

In accordance with Formula’s indenture of Series A Secured Debentures and Series B Convertible Debentures, Formula has undertaken to maintain the following financial covenants and obligations:

a)	A covenant not to distribute dividends unless (i) Formula shareholders’ equity (not including minority interests) shall not be less than $250 million, (ii) Formula’s net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined financial indebtedness, net, plus shareholders’ equity), (iii) the amount of the distributions shall be equal to profits for the years ended December 31, 2014 and 2015 and 75% of profits accrued from January 1, 2016 until the distribution and (iv) no event of default shall have occurred; and

b)	Financial covenants, including (i) the equity attributable to the shareholders of Formula, as reported in Formula’s annual or quarterly financial statements, shall not be less than $160 million, (ii) Formula’s net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined as financial indebtedness, net, plus shareholders equity) and (iii) at all times, Formula’s cash balance will not be less than the annual interest payment (compounded) for the unpaid principal amount of the Series B debentures.

c)	Standard events of default including among others:

i.	Suspension of trading of the debentures on the TASE over a period of 60 days

ii.	If the rating of the debentures is less than BBB- by Standard and Poors Maalot or equivalent rating of other rating agencies

iii.	Failure to have the debentures rated over a period of 60 days

iv.	If there is a change in control without consent of the rating agency; and

v.	If Formula fails to continue to control any of its subsidiaries.

ii)	Sapiens

In accordance with the indenture for Sapiens’ Series B Debentures, Sapiens has undertaken to maintain a number of conditions and limitations on the manner in which it can operate its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on its assets, or undergo an asset sale or other change that results in fundamental change in its operations. Sapiens Series B Debentures deed of trust also requires it to comply with certain financial covenants, as described below. A breach of the financial covenants for more than two successive quarters or a substantial downgrade in the rating of the debentures (below BBB-) could result in the acceleration of Sapiens obligation to repay the debentures.

The deed of trust includes the following provisions:

a)	a negative pledge, subject to certain exceptions;

b)	a covenant not to distribute dividends unless (i) Sapiens shareholders’ equity (not including minority interests) shall not be less than $160 million, (ii) Sapiens net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) does not exceed 65% of net CAP (which is defined as financial indebtedness, net, plus shareholders equity, including minority interest), (iii) the amount of the dividend does not exceed Sapiens profits for the year ended December 31, 2016 and the first three quarters of the year ended December 31, 2017, plus 75% of Sapiens profits as of September 1, 2017 and up to the date of distribution, and (iv) no event of default shall have occurred; and

c)	financial covenants, including (i) the equity attributable to the shareholders of Sapiens (not including minority interests), as reported in our annual or quarterly financial statements, will not be less than $120 million, and (ii) Sapiens’ net financial indebtedness (financial indebtedness net of cash, marketable securities deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined as financial indebtedness, net, plus shareholders equity, including deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined as financial indebtedness, net, plus shareholders equity, including minority interests).

iii)	Magic

Under the terms of the loan with the Israeli financial institution, Magic has undertaken to maintain the following financial covenants, as they will be expressed in its consolidated financial statements (in accordance with USGAAP), as described below:

a)	Total equity attributable to Magic’ shareholders shall not be lower than $100 million at all times;

b)	Magic’s consolidated cash and cash equivalents and marketable securities available for sale shall not be less than $10 million.

c)	The ratio of Magic’s consolidated total financial debts to consolidated total assets will not exceed 50%.

d)	The ratio of Magic’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25; and

e)	Magic shall not create any pledge on all of its property and assets in favor of any third party without the financial institution’s consent.

As of December 31, 2017, each of Formula, Matrix, Sapiens and Magic is in compliance with all of its financial covenants.

d.	Legal proceedings:

1.	In August 2009, an Israeli software company and one of its owners initiated an arbitration proceeding against Magic and one of its subsidiaries, claiming an alleged breach of a non-disclosure agreement between the parties (the “First Arbitration”). The software company sought damages in the amount of approximately NIS 52 million (approximately $13.4 million). The arbitrator rendered his decision in January 2015 and determined that Magic should pay the plaintiffs damages in an amount of $2.4 million.

In September 2016, the same software company filed a lawsuit against Magic and one of its subsidiaries, seeking damages of NIS 34.1 million (approximately $9.8 million) in the context of the First Arbitration. In the lawsuit, the software company claims that warning letters that Magic sent to its clients in Israel and abroad, warning the clients against the possibility that the conversion procedure offered by the software company may amount to an infringement of Magic’s copyrights (the “Warning Letters”), may have caused it irreparable damages resulting from the loss profit of potential business. The lawsuit is based on rulings given in the First Arbitration proceeding, in which it was decided that the Warning Letters constituted a breach of a non-disclosure agreement (NDA) signed between the parties, and upon certain damages that were awarded then to the software company for the years 2009-2010, and claims that the First Arbitration granted it permission to seek damages relating the years 2011 onwards in separate proceedings. On January 23, 2017, Magic filed its statement of defense, maintaining, on various grounds, that the new lawsuit must be dismissed. The plaintiffs filed their response on April 2, 2017.

Both sides have submitted witness statements, as well as expert opinions relating to both financial issues, technical issues and Google Ads issues.

In view of the nature of the claims, both factual and legal, that were raised in the proceedings, in view of the likelihood of an expert-based ruling, and given the preliminary stage of the proceeding, it is impossible to properly evaluate the prospect of the lawsuit being successful.

2.	In February 2018, Comm-IT Ltd, a Magic subsidiary, commenced an action against a customer for payment of an overdue amount in the Supreme Court of the State of New York, New York County. In April 2018, the customer filed an answer in the action that included counterclaims asserting causes of action for breach of contract, fraud, and trespass to chattel. Based on Magic’s review of the allegations asserted in the counterclaims, it appears that the allegations do not have merit.

3.	On February 26, 2017, a bill of indictment was submitted by the Israeli Antitrust Authority against a subsidiary of Matrix and against a junior employee of this subsidiary, claiming that the junior employee and as follows the subsidiary were allegedly a party in a binding agreement and also by “obtaining by fraud”, in one indictment regarding a tender of $360.

4.	In addition to the above-described legal proceedings, from time to time, Formula and/or its subsidiaries and affiliates are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Group accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in the determination of both the probability and as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Group intends to defend itself vigorously against the above claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigation, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Group may be subject could exceed the amounts (if any) that it has already accrued, the Group attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly). The aggregate provision that the Group has recorded for all other legal proceedings (other than the particular material proceedings described above) is not material.

5.	Furthermore, in respect of its ordinary course legal, administrative and regulatory proceedings (that is, other than the particular material proceedings described above), the Group estimates, in accordance with the procedures described above, that as of the current time there is no reasonable possibility that it will incur material losses exceeding the non-material amounts already recognized.

e.	Operating lease commitments:

The following are details of the Company’s future minimum lease commitments for facilities and equipment, office space and motor vehicles under non-cancelable operating leases as of December 31, 2017:

2018	31,196
2019	15,767
2020	11,279
2021	4,027
2022 and Thereafter	2,917
65,186

Rent expenses for the years 2015, 2016 and 2017 were approximately $22,701, $25,411 and $28,343 respectively.

The Company leases motor vehicles under a cancelable lease agreement. The Company has an option to be released from this lease agreement, which may result in penalties ranging between one and three times lease monthly cost.

f.	Royalty commitments:

Sapiens Technologies (1982) Ltd. (“Sapiens Technologies”), a wholly owned subsidiary of Sapiens incorporated in Israel, was partially financed under programs sponsored by the Israel Innovation Authority (“IIA”), formerly the Office of the Chief Scientist (“OCS”). for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the IIA, Sapiens Technologies agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with IIA reached in January 2012. The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

As of December 31, 2017, the estimated amount due to OCS amounted to $1,944.

g.	Insurance:

The Company and its subsidiaries and affiliates insure themselves in bodily injury and property damage insurance policies, including third party, professional liability and employer’s liability insurance policies. Formula, Sapiens and Magic directors and officers (D&O) are insured under an “umbrella” policy for insurance of directors and officers including D&O side A DIC policy (another layer of protection for officers) acquired by the Company for itself and its subsidiaries, for a period of 18 months from June 18, 2017.